Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	350,000	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	25,000,000	25,000,000	10,000,000
Common stock, shares issued	8,740,723	8,730,640	5,470,032
Common stock, shares outstanding	8,740,723	8,730,640	5,470,032